Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Service revenues	$ 349.5	$ 361.3	$ 355.2	$ 330.4	$ 353.7	$ 368.1	$ 359.9	$ 321.3	$ 692.0	$ 685.5	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating costs and expenses
Operating									432.3	428.9	866.6	896.1	832.8
Selling, general and administrative									84.1	72.9	152.6	154.9	170.9
Depreciation and amortization									125.4	127.4	259.1	271.4	278.9
Acquisition and development costs									0.2	1.1
(Gain) loss on disposal of assets and asset impairments									0.1	17.5
Restructuring charges									0.8	0.0	0.0	4.6	10.0
Total operating costs and expenses									642.9	647.8	1,301.3	1,333.6	1,297.0
Operating income	$ 24.9	$ 32.5	$ 13.7	$ 24.0	$ 19.3	$ 25.8	$ 16.0	$ 8.3	49.1	37.7	95.1	69.4	22.1
Other income (expense)
Interest expense									(68.6)	(69.8)	(138.0)	(141.5)	(163.1)
Other income (expense), net									0.4	3.7	(10.1)	(25.9)	0.3
Total other income (expense)									(68.2)	(66.1)	(148.1)	(167.4)	(162.8)
Income (loss) before income taxes									(19.1)	(28.4)	(53.0)	(98.0)	(140.7)
Income tax expense (benefit)									(5.1)	(9.1)	(19.4)	(80.6)	(45.4)
Net income (loss)									$ (14.0)	$ (19.3)	$ (33.6)	$ (17.1)	$ (117.8)
Net loss attributable to common stockholder per share
Basic loss per share									$ (14,000)	$ (19,300)	$ (33,600)	$ (17,400)	$ (117,800)